T. ROWE PRICE SMALL-CAP VALUE FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 96.9%
COMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 0.3%
GCI Liberty, Class A (1)	404,839	23,064
		23,064
Entertainment 0.1%
Cinemark Holdings	535,100	5,453
		5,453
Media 1.8%
Cable One	62,600	102,915
Saga Communications, Class A (2)	420,044	11,555
Scholastic	570,300	14,537
		129,007
Total Communication Services		157,524
CONSUMER DISCRETIONARY 7.9%
Auto Components 1.3%
Dorman Products (1)	461,900	25,529
Garrett Motion (1)	2,595,200	7,422
Horizon Global (1)(2)	3,471,490	6,492
LCI Industries	464,400	31,036
Strattec Security (2)	382,173	5,530
Visteon (1)	399,400	19,163
		95,172
Distributors 0.8%
Pool	290,200	57,103
		57,103
Diversified Consumer Services 1.5%
American Public Education (1)	547,360	13,098
Perdoceo Education (1)	1,771,891	19,119
Strategic Education	535,812	74,885
		107,102

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
Hotels, Restaurants & Leisure 0.9%
Marriott Vacations Worldwide	297,066	16,511
Papa John's International	587,700	31,365
Red Robin Gourmet Burgers (1)	541,294	4,612
Wendy's	507,100	7,546
		60,034
Household Durables 0.7%
Cavco Industries (1)	361,600	52,410
		52,410
Specialty Retail 1.8%
Aaron's	1,497,100	34,104
Boot Barn Holdings (1)	120,699	1,561
Express (1)	3,010,600	4,486
Lumber Liquidators Holdings (1)(3)	1,191,005	5,586
Monro	582,300	25,510
Sportsman's Warehouse Holdings (1)(2)	4,111,753	25,328
Winmark (2)	246,647	31,428
		128,003
Textiles, Apparel & Luxury Goods 0.9%
Allbirds, Acquisition Date: 10/10/18 - 12/21/18, Cost: $6,158
(1)(4)(5)	561,510	5,354
Culp(2)	608,100	4,476
Hanesbrands (3)	1,259,500	9,912
J. G. Boswell	8,786	4,391
On Holding, Acquisition Date: 2/25/20, Cost: $9,961 (CHF)
(1)(4)(5)	1,095	7,479
Steven Madden	1,335,762	31,030
		62,642
Total Consumer Discretionary		562,466
CONSUMER STAPLES 3.6%
Beverages 0.5%
Boston Beer, Class A (1)	27,947	10,272
Coca-Cola Consolidated	129,974	27,104
		37,376

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
Food & Staples Retailing 0.3%
Grocery Outlet Holding (1)(3)	516,906	17,750
		17,750
Food Products 2.6%
BellRing Brands, Class A (1)	482,976	8,235
Collier Creek Holdings (1)	2,007,870	20,500
Hain Celestial Group (1)	86,100	2,236
Nomad Foods (1)	3,429,300	63,648
Post Holdings (1)	592,854	49,189
Sanderson Farms	81,300	10,026
Simply Good Foods (1)	1,466,604	28,247
		182,081
Household Products 0.2%
Oil-Dri (2)	471,600	15,770
		15,770
Total Consumer Staples		252,977
ENERGY 3.9%
Energy Equipment & Services 1.6%
Apergy (1)	2,167,800	12,465
Cactus, Class A	1,070,483	12,418
Computer Modelling Group (CAD)	1,983,080	5,397
Dril-Quip (1)	405,500	12,368
Enerflex (CAD)	2,814,700	11,660
Energy Reservoir Holdings, Class A-1, Acquisition Date:
4/30/19, Cost: $20,875 (1)(2)(4)(5)(6)	20,874,541	15,447
Frank's International (1)	4,121,274	10,674
Liberty Oilfield Services, Class A	3,022,100	8,130
NexTier Oilfield Solutions (1)	6,656,932	7,789
Ranger Energy Services (1)(2)	1,049,820	4,262
SEACOR Holdings (1)	276,682	7,459
SEACOR Marine Holdings (1)	987,998	4,327
TETRA Technologies (1)	5,900,900	1,888
		114,284

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
Oil, Gas & Consumable Fuels 2.3%
Advantage Oil & Gas (CAD) (1)	7,580,700	7,703
Contango Oil & Gas (1)	4,116,371	6,175
Delek U.S. Holdings	323,493	5,098
Earthstone Energy, Class A (1)	1,022,983	1,800
International Seaways	829,046	19,806
Kelt Exploration (CAD) (1)(2)	9,825,300	7,680
Kimbell Royalty Partners (2)	2,027,084	11,818
Kosmos Energy	4,508,000	4,037
Magnolia Oil & Gas, Class A (1)	3,006,700	12,027
Matador Resources (1)	1,902,960	4,719
Panhandle Oil & Gas, Class A	408,900	1,509
Parsley Energy, Class A	1,181,244	6,769
Plains GP Holdings, Class A	1,287,752	7,224
REX American Resources (1)(2)	370,200	17,218
Seven Generations Energy, Class A (CAD) (1)	5,754,604	6,338
Venture Global LNG, Series B, Acquisition Date: 3/8/18, Cost:
$1,314 (1)(4)(5)	435	1,674
Venture Global LNG, Series C, Acquisition Date: 5/25/17 -
3/8/18, Cost: $26,302 (1)(4)(5)	7,197	27,694
WPX Energy (1)	5,182,300	15,806
		165,095
Total Energy		279,379
FINANCIALS 25.8%
Banks 14.8%
American Business Bank (1)	331,659	7,353
Atlantic Capital Bancshares (1)	850,623	10,097
BankUnited	2,783,599	52,053
BOK Financial	454,089	19,326
Bridge Bancorp	358,046	7,576
Burke & Herbert Bank & Trust	9,609	18,632
CenterState Bank	2,176,902	37,508
Columbia Banking System	2,168,035	58,103
CrossFirst Bankshares (1)	1,077,553	9,051
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost: $2,923 (1)(4)(5)	292,336	2,163
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost: $1,436 (1)(4)(5)	143,582	1,063
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date:
5/6/19, Cost: $- (1)(4)(5)	43,592	—
East West Bancorp	554,899	14,283
Farmers & Merchants Bank of Long Beach	2,672	16,032
FB Financial	1,089,587	21,487
First Bancshares	729,775	13,917
First Hawaiian	814,529	13,464
Glacier Bancorp	1,170,100	39,789
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost: $5,034 (1)(4)(5)	503,404	3,725
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost: $- (1)(4)(5)	100,220	277
HarborOne Bancorp (1)(2)	3,577,673	26,940
Heritage Commerce	1,512,421	11,600
Heritage Financial	1,052,533	21,051
Home BancShares	5,406,796	64,828
Hope Bancorp	2,465,290	20,265
Howard Bancorp (1)(2)	1,007,857	10,945
Independent Bank, (MA)	427,451	27,515
Independent Bank Group	800,980	18,967
John Marshall Bancorp (1)(2)	960,156	10,571
Live Oak Bancshares (2)	2,140,986	26,698
National Bank Holdings, Class A (2)	1,789,459	42,768
Origin Bancorp	643,380	13,028
Pacific Premier Bancorp	1,064,900	20,063
Pinnacle Financial Partners	1,313,933	49,325
Popular	1,099,700	38,490
Preferred Bank (2)	900,258	30,447
Professional Holding, Class A (1)	198,022	3,158
Prosperity Bancshares	773,400	37,317
Revere Bank	467,934	10,538
South State	415,918	24,427
Southern First Bancshares (1)	331,352	9,400
SVB Financial Group (1)	85,700	12,948
Texas Capital Bancshares (1)	916,800	20,325

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
Towne Bank	2,412,675	43,645
Webster Financial	1,217,773	27,887
Western Alliance Bancorp	1,900,254	58,167
Wintrust Financial	534,968	17,579
		1,044,791
Capital Markets 2.0%
Assetmark Financial Holdings (1)	242,284	4,940
Barings BDC	96,826	724
Cboe Global Markets	34,825	3,108
Conyers Park II Acquisition (1)	1,280,890	13,520
Hercules Capital (3)(7)	1,502,800	11,481
Houlihan Lokey	955,227	49,786
Main Street Capital (3)	565,000	11,588
OTC Markets Group, Class A	471,285	13,008
Safeguard Scientifics	838,188	4,652
StepStone Group, Class A, Acquisition Date: 8/19/19, Cost:
$9,412 (1)(4)(5)(6)	12,072	7,147
Virtus Investment Partners	283,942	21,611
		141,565
Consumer Finance 0.8%
Green Dot, Class A (1)	1,262,100	32,045
Nerdwallet, Class A, Acquisition Date: 3/18/20, Cost: $10,575
(1)(4)(5)	1,510,726	10,575
PRA Group (1)	392,701	10,886
SLM	588,200	4,229
		57,735
Diversified Financial Services 0.5%
Cannae Holdings (1)	626,255	20,974
Vertiv Holdings (1)	1,344,351	11,541
		32,515
Insurance 3.0%
Assured Guaranty	279,488	7,208
Axis Capital Holdings	281,747	10,890
BRP Group, Class A (1)	298,300	3,147
Employers Holdings	534,700	21,661

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
EverQuote, Class A (1)	679,378	17,834
James River Group Holdings	356,933	12,935
Palomar Holdings (1)	396,258	23,046
Primerica	38,447	3,402
ProAssurance	1,274,900	31,872
RenaissanceRe Holdings	61,500	9,183
Safety Insurance Group	364,700	30,792
State Auto Financial	1,492,241	41,469
		213,439
Mortgage Real Estate Investment Trusts 0.7%
Blackstone Mortgage Trust, Class A, REIT	177,515	3,305
Capstead Mortgage, REIT (2)	5,048,277	21,203
PennyMac Mortgage Investment Trust, REIT	1,895,035	20,125
Redwood Trust, REIT	1,661,679	8,408
		53,041
Thrifts & Mortgage Finance 4.0%
Columbia Financial (1)	1,122,900	16,170
FS Bancorp (2)	226,790	8,165
Kearny Financial (2)	4,215,953	36,215
Meridian Bancorp	2,452,918	27,522
PCSB Financial (2)	965,905	13,513
PDL Community Bancorp (1)(2)	1,021,059	10,486
PennyMac Financial Services	2,392,460	52,897
Provident Bancorp (1)(2)	1,248,766	10,764
Radian Group	3,025,958	39,186
Sterling Bancorp	1,456,907	6,265
Velocity Financial (1)(2)	1,024,312	7,713
WSFS Financial	2,160,188	53,832
		282,728
Total Financials		1,825,814
HEALTH CARE 8.2%
Biotechnology 1.2%
Blueprint Medicines (1)	119,382	6,981
CareDx (1)	92,800	2,026
Momenta Pharmaceuticals (1)	1,406,048	38,245
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
Progenics Pharmaceuticals (1)	1,150,700	4,373
Radius Health (1)(3)	418,990	5,447
Rigel Pharmaceuticals (1)	2,851,400	4,448
Tricida (1)	257,540	5,666
Ultragenyx Pharmaceutical (1)	188,799	8,388
Xencor (1)	377,085	11,267
		86,841
Health Care Equipment & Supplies 4.7%
AngioDynamics (1)	441,000	4,600
Atrion	90,774	59,003
Avanos Medical (1)	1,320,431	35,559
CryoPort (1)(3)	656,819	11,212
Envista Holdings (1)	1,683,889	25,157
JAND, Class A, Acquisition Date: 3/9/18, Cost: $4,644 (1)(4)(5)	295,474	5,367
Lantheus Holdings (1)	398,679	5,087
Mesa Laboratories	140,715	31,814
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost: $9,910
(1)(4)(5)	2,631,808	4,986
Quidel (1)	951,506	93,067
Utah Medical Products (2)	190,519	17,918
West Pharmaceutical Services	271,600	41,351
		335,121
Health Care Providers & Services 2.0%
Alignment Healthcare Partners, Acquisition Date: 2/28/20, Cost:
$8,625 (1)(4)(5)	711,698	8,625
Covetrus (1)(3)	1,962,200	15,972
Ensign Group	920,806	34,631
Molina Healthcare (1)	99,854	13,951
Option Care Health (1)	815,100	7,719
Pennant Group (1)	1,033,816	14,639
Select Medical Holdings (1)	2,783,734	41,756
		137,293
Health Care Technology 0.2%
Phreesia (1)	694,599	14,608
		14,608

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
Pharmaceuticals 0.1%
Cara Therapeutics (1)(3)	672,993	8,890
		8,890
Total Health Care		582,753
INDUSTRIALS & BUSINESS SERVICES 13.7%
Aerospace & Defense 1.4%
BWX Technologies	497,872	24,251
Cubic	1,054,333	43,554
Triumph Group (2)	4,624,800	31,264
		99,069
Airlines 0.1%
Alclear Holdings, Class B, Acquisition Date: 12/13/18, Cost:
$9,877 (1)(4)(5)(6)	43,898	8,771
		8,771
Building Products 1.4%
CSW Industrials	474,300	30,758
Insteel Industries	861,485	11,415
JELD-WEN Holding (1)	993,721	9,669
Universal Forest Products	1,207,400	44,903
		96,745
Commercial Services & Supplies 2.1%
Brady, Class A	553,800	24,993
Brink's	240,200	12,502
McGrath RentCorp	612,902	32,104
MSA Safety	266,800	27,000
Stericycle (1)	983,100	47,759
Tetra Tech	91,200	6,441
		150,799
Construction & Engineering 1.1%
Aegion (1)(2)	3,251,652	58,302
Valmont Industries	195,300	20,698
		79,000

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
Electrical Equipment 0.3%
Thermon Group Holdings (1)	1,221,340	18,406
		18,406
Industrial Conglomerates 0.1%
Raven Industries	280,148	5,947
		5,947
Machinery 2.8%
Alamo Group	39,400	3,498
Blue Bird (1)	1,104,600	12,073
CIRCOR International (1)(2)	1,180,002	13,723
Enerpac Tool Group	620,500	10,269
ESCO Technologies	636,900	48,347
Flowserve	146,735	3,506
Helios Technologies	831,434	31,528
John Bean Technologies	168,300	12,500
RBC Bearings (1)	161,182	18,180
Rexnord	1,426,700	32,343
SPX (1)	396,100	12,929
Westport Fuel Systems (1)	386,900	364
		199,260
Marine 0.4%
Kirby (1)	254,300	11,054
Matson	507,500	15,540
		26,594
Professional Services 2.4%
Clarivate Analytics (1)	2,116,637	43,920
FTI Consulting (1)	904,900	108,380
Huron Consulting Group (1)	290,000	13,154
Upwork (1)	1,013,946	6,540
		171,994
Road & Rail 1.1%
Landstar System	462,000	44,287
Ryder System	636,100	16,818
U. S. Xpress Enterprises, Class A (1)(3)	1,530,095	5,111

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
Universal Logistics Holdings	562,410	7,368
		73,584
Trading Companies & Distributors 0.5%
Beacon Roofing Supply (1)	1,509,800	24,972
Rush Enterprises, Class A	366,400	11,696
		36,668
Total Industrials & Business Services		966,837
INFORMATION TECHNOLOGY 10.0%

Communications Equipment 0.9%
Harmonic (1)(2)	10,565,390	60,857
		60,857
Electronic Equipment, Instruments & Components 2.7%
Badger Meter	29,232	1,567
Belden (2)	2,550,500	92,022
Knowles (1)	2,885,800	38,612
Littelfuse	422,100	56,316
		188,517
IT Services 1.9%
Afterpay Touch Group (AUD) (1)	1,012,144	11,770
Conduent (1)	2,508,000	6,145
Endava, ADR (1)	530,123	18,639
Evo Payments, Class A (1)	723,490	11,069
GTT Communications (1)(3)	1,491,606	11,858
I3 Verticals, Class A (1)(2)	1,175,754	22,445
Megaport (AUD) (1)	3,853,108	23,368
Parsons (1)	871,560	27,855
		133,149
Semiconductors & Semiconductor Equipment 2.4%
Cabot Microelectronics	305,112	34,826
Entegris	1,359,700	60,874
Lattice Semiconductor (1)	1,983,269	35,342
MaxLinear (1)	1,239,700	14,467
Onto Innovation (1)	469,271	13,923

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
Semtech (1)	280,696	10,526
		169,958
Software 2.1%
Ceridian HCM Holding (1)	925,857	46,358
Checkr, Acquisition Date: 6/19/18, Cost: $866 (1)(4)(5)	70,474	1,498
Cloudflare, Class A (1)	1,390,626	32,652
Coupa Software (1)	114,204	15,958
Descartes Systems Group (1)	244,100	8,394
nCino, Acquisition Date: 9/16/19, Cost: $8,644 (1)(4)(5)	397,429	6,397
Rosetta Stone (1)(2)	1,401,818	19,653
Toast, Acquisition Date: 9/14/18 - 11/14/18, Cost: $1,094
(1)(4)(5)	40,202	1,352
Workiva (1)	137,800	4,455
Zendesk (1)	245,300	15,702
		152,419
Total Information Technology		704,900
MATERIALS 4.3%

Chemicals 1.6%
AgroFresh Solutions (1)(2)	6,273,495	10,288
American Vanguard	1,322,400	19,122
Hawkins	431,900	15,376
Huntsman	498,600	7,195
Minerals Technologies	722,000	26,180
Orion Engineered Carbons	404,591	3,018
Quaker Chemical	223,000	28,160
		109,339
Containers & Packaging 0.4%
Myers Industries	1,470,283	15,805
Reynolds Consumer Products	519,635	15,158
		30,963
Metals & Mining 1.3%
Alacer Gold (CAD) (1)	380,278	1,227
Alcoa (1)	1,367,800	8,426
Carpenter Technology	967,900	18,874
Constellium (1)	3,444,300	17,945
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
ERO Copper (CAD) (1)	2,279,966	17,124
Reliance Steel & Aluminum	305,900	26,794
		90,390
Paper & Forest Products 1.0%
Clearwater Paper (1)	810,313	17,673
Stella-Jones (CAD)	1,316,180	28,675
West Fraser Timber (CAD)	1,253,500	23,907
		70,255
Total Materials		300,947
REAL ESTATE 10.4%
Equity Real Estate Investment Trusts 9.1%
Acadia Realty Trust, REIT	1,027,900	12,736
American Assets Trust, REIT	624,171	15,604
American Campus Communities, REIT	854,617	23,716
Cedar Realty Trust, REIT (2)	10,857,301	10,131
Creative Science Properties, REIT (1)(5)	781,865	11,728
CubeSmart, REIT	867,200	23,232
Douglas Emmett, REIT	775,300	23,654
EastGroup Properties, REIT	419,800	43,861
First Industrial Realty Trust, REIT	686,722	22,820
Hannon Armstrong Sustainable Infrastructure Capital, REIT (3)	1,893,900	38,654
Healthcare Realty Trust, REIT	1,734,892	48,455
JBG SMITH Properties, REIT	1,894,942	60,316
Kilroy Realty, REIT	388,800	24,766
Paramount Group, REIT	1,473,942	12,971
Pebblebrook Hotel Trust, REIT (3)	1,402,200	15,270
PotlatchDeltic, REIT	834,046	26,181
PS Business Parks, REIT	313,900	42,540
Saul Centers, REIT	1,027,206	33,631
Sunstone Hotel Investors, REIT	4,603,210	40,094
Terreno Realty, REIT	1,703,400	88,151
Washington Real Estate Investment Trust, REIT	964,400	23,020
		641,531
Real Estate Management & Development 1.3%
FirstService	609,800	47,028
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

FRP Holdings (1)	163,200	7,018
St Joe (1)	2,357,321	39,556
		93,602
Total Real Estate		735,133
UTILITIES 6.9%
Electric Utilities 2.3%
MGE Energy	457,900	29,979
PNM Resources	2,342,400	89,011
Portland General Electric	853,000	40,893
		159,883
Gas Utilities 3.3%
Chesapeake Utilities	772,580	66,218
ONE Gas	1,152,700	96,389
RGC Resources	344,869	9,977
Southwest Gas Holdings	905,100	62,958
		235,542
Independent Power & Renewable Electricity Producers 0.4%
NextEra Energy Partners	628,900	27,043
		27,043
Water Utilities 0.9%
California Water Service Group	587,800	29,578
Middlesex Water	309,537	18,609
SJW Group	268,006	15,483
		63,670
Total Utilities		486,138
Total Common Stocks (Cost $6,655,724)		6,854,868

CONVERTIBLE PREFERRED STOCKS 1.8%
CONSUMER DISCRETIONARY 0.5%
Hotels, Restaurants & Leisure 0.2%
Sweetgreen, Series G, Acquisition Date: 8/15/16 - 2/27/18,
Cost: $10,075 (1)(4)(5)	1,119,428	14,165
Sweetgreen, Series I, Acquisition Date: 9/13/19, Cost: $3,142
(1)(4)(5)	183,785	2,326
		16,491

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
Internet & Direct Marketing Retail 0.2%
Framebridge, Series C, Acquisition Date: 6/20/18, Cost: $5,134
(1)(4)(5)	1,477,622	1,798
Minted, Series E, Acquisition Date: 10/30/18, Cost: $5,471
(1)(4)(5)	406,249	3,526
Roofoods, Series F, Acquisition Date: 9/12/17, Cost: $10,300
(1)(4)(5)	29,130	8,378
Roofoods, Series G, Acquisition Date: 5/16/19, Cost: $332
(1)(4)(5)	795	246
		13,948
Textiles, Apparel & Luxury Goods 0.1%
Allbirds, Series A, Acquisition Date: 10/10/18, Cost: $2,021
(1)(4)(5)	184,315	1,757
Allbirds, Series B, Acquisition Date: 10/10/18, Cost: $355
(1)(4)(5)	32,380	309
Allbirds, Series C, Acquisition Date: 10/9/18, Cost: $3,394
(1)(4)(5)	309,470	2,951
Allbirds, Series Seed, Acquisition Date: 10/10/18, Cost: $1,086
(1)(4)(5)	99,030	944
		5,961
Total Consumer Discretionary		36,400
CONSUMER STAPLES 0.3%
Food Products 0.3%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost: $15,529 (1)(4)(5)	841,026	14,506
Farmers Business Network, Series E, Acquisition Date: 2/11/19,
Cost: $3,362 (1)(4)(5)	144,247	2,488
Total Consumer Staples		16,994
HEALTH CARE 0.1%
Health Care Equipment & Supplies 0.1%
JAND, Series E, Acquisition Date: 3/9/18, Cost: $5,729 (1)(4)(5)	364,498	6,620
Total Health Care		6,620

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
INDUSTRIALS & BUSINESS SERVICES 0.2%
Road & Rail 0.2%
Convoy, Series D, Acquisition Date: 10/30/19, Cost: $19,800
(1)(4)(5)	1,462,353	14,652
Total Industrials & Business Services		14,652
INFORMATION TECHNOLOGY 0.7%
Software 0.7%
Checkr, Series C, Acquisition Date: 4/10/18, Cost: $4,046
(1)(4)(5)	296,360	6,633
Mesosphere, Series D, Acquisition Date: 5/4/18, Cost: $13,431
(1)(4)(5)	1,214,930	7,894
Toast, Series B, Acquisition Date: 9/14/18, Cost: $171 (1)(4)(5)	9,907	333
Toast, Series D, Acquisition Date: 6/27/18, Cost: $12,505
(1)(4)(5)	722,552	24,302
ZenPayroll, Series C, Acquisition Date: 7/16/18, Cost: $5,412
(1)(4)(5)	711,894	7,013
ZenPayroll, Series D, Acquisition Date: 7/16/19, Cost: $7,227
(1)(4)(5)	542,859	5,348
Total Information Technology		51,523
Total Convertible Preferred Stocks (Cost $128,523)		126,189
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 0.95% (2)(8)	71,466,447	71,466
		71,466
Total Short-Term Investments (Cost $71,466)		71,466

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.4%
Short-Term Funds 0.4%
T. Rowe Price Short-Term Fund, 1.28% (2)(8)	2,752,727	27,527
Total Securities Lending Collateral (Cost $27,527)		27,527
Total Investments in Securities 100.1%
(Cost $6,883,240)		$7,080,050
Other Assets Less Liabilities (0.1)%		(3,818)
Net Assets 100.0%		$7,076,232

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Affiliated Companies
(3)	All or a portion of this security is on loan at March 31, 2020.
(4)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $245,783 and represents 3.5% of net assets.
(5)	Level 3 in fair value hierarchy.
(6)	Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U. S. tax purposes.
(7)	Organized as a closed-end management investment company.
(8)	Seven-day yield
ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
Aegion	$1,194	$(13,817)	$—
AgroFresh Solutions	183	(6,079)	—
Atrion	3,801	(13,386)	143
Belden	2,166	(50,766)	128
Burke & Herbert Bank & Trust	288	(3,141)	193
Capstead Mortgage	(74)	(18,096)	757
Cedar Realty Trust	133	(22,084)	545
CIRCOR International	575	(41,560)	—
Culp	5	(3,881)	75
Energy Reservoir Holdings,
Class A-1	—	(5,428)	—
EverQuote, Class A	288	(5,847)	—
FS Bancorp	243	(6,578)	48
HarborOne Bancorp	350	(11,810)	—
Harmonic	1,542	(23,167)	—
Horizon Global	151	(5,783)	—
Howard Bancorp	154	(6,235)	—
I3 Verticals, Class A	807	(10,215)	—
John Marshall Bancorp	94	(5,515)	—
Kearny Financial	304	(21,461)	318
Kelt Exploration	187	(23,414)	—
Kimbell Royalty Partners	4	(18,352)	—
Live Oak Bancshares	312	(14,373)	64
Myers Industries	1,955	(10,852)	202
National Bank Holdings, Class A	958	(21,214)	359
Oil-Dri	616	(2,146)	128
PCSB Financial	95	(6,164)	39
PDL Community Bancorp	44	(4,533)	—
Preferred Bank	1,383	(25,112)	276
Provident Bancorp	18	(4,629)	—
Ranger Energy Services	(77)	(2,399)	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

Affiliated Companies (continued)
($000s)
		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
REX American Resources	312	(13,492)	—
Rosetta Stone	235	(6,024)	—
Saga Communications, Class A	160	(1,420)	136
Sportsman's Warehouse
Holdings	286	(8,136)	—
Strattec Security	15	(2,966)	53
TETRA Technologies	(2,075)	(8,000)	—
Triumph Group	850	(84,573)	180
Utah Medical Products	298	(3,442)	58
Velocity Financial	(1)	(3,930)	—
Winmark	890	(18,529)	63
T. Rowe Price Government
Reserve Fund	—	—	494
T. Rowe Price Short-Term Fund	—	—	—++
Affiliates not held at period end	(5,320)	4,808	—
Totals	$13,349#	$(553,741)	$4,259+

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

Affiliated Companies (continued)
($000s)
Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	3/31/20
Aegion	$67,851	5,024	756	$ 58,302
AgroFresh Solutions	16,687	—	320	10,288
Atrion	72,462	—	73	*
Belden	146,850	—	4,062	92,022
Burke & Herbert Bank &
Trust	22,156	—	383	*
Capstead Mortgage	42,191	444	3,336	21,203
Cedar Realty Trust	33,021	—	806	10,131
CIRCOR International	56,251	—	968	13,723
CSS Industries	3,418	—	8,226	—
Culp	9,811	—	1,454	4,476
Energy Reservoir Holdings,
Class A-1	20,875	—	—	15,447
EverQuote, Class A	24,061	—	380	*
FS Bancorp	14,926	—	183	8,165
HarborOne Bancorp	35,264	4,181	695	26,940
Harmonic	84,961	—	937	60,857
Horizon Global	12,491	—	216	6,492
Howard Bancorp	17,539	—	359	10,945
I3 Verticals, Class A	32,523	1,324	1,187	22,445
John Marshall Bancorp	14,688	1,746	348	10,571
Kearny Financial	*	3,160	1,285	36,215
Kelt Exploration	*	3,345	552	7,680
Kimbell Royalty Partners	20,679	10,739	1,248	11,818
Live Oak Bancshares	41,959	—	888	26,698
Myers Industries	34,083	—	7,426	*
National Bank Holdings,
Class A	64,983	—	1,001	42,768
Oil-Dri	19,756	—	1,840	15,770
PCSB Financial	20,165	—	488	13,513
PDL Community Bancorp	15,314	108	403	10,486
Preferred Bank	55,767	—	208	30,447
Provident Bancorp	*	7,409	242	10,764
Ranger Energy Services	6,971	—	310	4,262

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

Affiliated Companies (continued)
($000s)

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	3/31/20
REX American Resources	31,276	—	566	17,218
Rosetta Stone	26,218	—	541	19,653
Saga Communications,
Class A	13,690	—	715	11,555
Sportsman's Warehouse
Holdings	34,041	—	577	25,328
Strattec Security	5,219	3,428	151	5,530
TETRA Technologies	13,236	—	3,348	*
Triumph Group	114,488	3,649	2,300	31,264
Utah Medical Products	23,072	—	1,712	17,918
Velocity Financial	—	11,664	21	7,713
Winmark	51,389	—	1,432	31,428
T. Rowe Price Government
Reserve Fund	156,685	¤	¤	71,466
T. Rowe Price Short-Term
Fund	—	¤	¤	27,527
				$849,028^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $3,721 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,157,703.
* On the date indicated, issuer was held but not considered an affiliated company.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Small-Cap Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE SMALL-CAP VALUE FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE SMALL-CAP VALUE FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$6,546,283	$ 177,263	$ 131,322	$ 6,854,868
Convertible Preferred Stocks	—	—	126,189	126,189
Short-Term Investments	71,466	—	—	71,466
Securities Lending Collateral	27,527	—	—	27,527
Total	$6,645,276	$ 177,263	$ 257,511	$ 7,080,050

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2020, totaled $(63,903,000) for the period ended March 31, 2020.

($000s)	Beginning				Ending
	Balance	Gain (Loss)	Total		Balance
	1/1/20	During Period	Purchases	Total Sales	3/31/20
Investment in Securities
Common Stocks	$134,681	$(32,312)	$29,161	$(208)	$131,322
Convertible Preferred
Stocks	157,780	(31,591)	–	–	126,189
Total	$292,461	$(63,903)	$29,161	$(208)	$257,511

T. ROWE PRICE SMALL-CAP VALUE FUND

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund's Level 3 assets, by class of financial instrument. Because the Valuation
Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair value, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

						Impact to
	Market		Significant	Value or	Weighted	Valuation
Investments		Valuation
	Value		Unobservable	Range of	Average of	from an
in Securities		Technique(s) +
	(000s)		Input(s)	Input(s)	Input(s) *	Increase in
						Input**
		Recent
Common	$131,321	comparable	-#	-#	-#	-#
Stocks		transaction
		price(s)
			Market
			performance	14% - 26%	22%	Decrease
			adjustment
		Expected present	Discount Rate for
		value	Cost of Equity	23%	23%	Decrease
		Market	Enterprise Value
		comparable	to Sales Multiple	7.2x	7.2x	Increase
			Discount for lack
			of marketability	10%	10%	Decrease
			Enterprise Value
			to Gross Profit	5.9x - 18.4x	9.0x	Increase
			Multiple
			Enterprise Value
			to EBITDA	6.6x - 7.9x	7.5x	Increase
			Multiple
			Projected
			Enterprise Value	10.4x	10.4x	Increase
			to EBITDA
			Multiple
			Market
			performance	14% - 26%	16%	Decrease
			adjustment
		Pricing service	-#	-#	-#	-#
		Options pricing	Discount for lack
		model	of marketability	10%	10%	Decrease
			Risk-free rate	4%	4%	Increase
			Volatility	23%	23%	Increase
			Market
			performance	26%	26%	Decrease
			adjustment

T. ROWE PRICE SMALL-CAP VALUE FUND

						Impact to
	Market		Significant		Weighted	Valuation
Investments		Valuation		Value or Range
	Value		Unobservable		Average of	from an
in Securities		Technique(s) +		of Input(s)
	(000s)		Input(s)		Input(s) *	Increase in
						Input**
Convertible		Recent
Preferred	$126,188	comparable	-#	-#	-#	-#
		transaction
Stocks		price(s)
Market
			performance	25% - 26%	26%	Decrease
adjustment
		Expected present	Discount Rate for	20%	20%	Decrease
		value	Cost of Equity
Discount for lack
			of collectability	25% - 50%	36%	Decrease
			Timing of Events	0.06 - 7.88 yrs	3.0 yrs	Decrease
		Market	Sales Growth
		Comparable	Rate	12% - 26%	22%	Increase
			Enterprise Value	1.3x - 5.0x	3.5x	Increase
to Sales Multiple
			Discount for lack	10%	10%	Decrease
of marketability
Enterprise Value
			to Gross Profit	2.8x - 12.0x	9.0x	Increase
Multiple
			Gross Profit
			Growth Rate	13% - 40%	32%	Increase
Market
			performance	25% - 26%	25%	Decrease
adjustment

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.

* Unobservable inputs were weighted by the relative fair value of the instruments.

**Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the
Corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect our judgment of current market participant assumptions.